OPERATING SEGMENT	6 Months Ended
Jun. 29, 2018
Operating Segments [Abstract]
OPERATING SEGMENT
OPERATING SEGMENT
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is selling, making and distributing ready-to-drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision-making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

Revenue by Geography	Six Months Ended
	29 June 2018	30 June 2017
Spain/Portugal/Andorra	1,210	1,265
Germany	1,112	1,080
Great Britain	1,035	987
France/Monaco	874	943
Belgium/Luxembourg/Netherlands	763	732
Norway	212	203
Sweden	184	177
Iceland	45	49
Total revenue from contracts with customers	5,435	5,436